GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 26,316,815	$ 19,729,562
Net loss	8,693,748	3,514,736
Cash	2,350,741	$ 1,865,110
Working capital deficit	$ 474,950